UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-04670

Deutsche DWS Global/International Fund, Inc.

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154-0004

(Address of principal executive offices) (Zip code)

Diane Kenneally

1 International Place

Boston, MA 02110

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-2500

Date of fiscal year end: 10/31

Date of reporting period: 7/31/2018

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of July 31, 2018 (Unaudited)

DWS High Conviction Global Bond Fund

(Formerly Deutsche High Conviction Global Bond Fund)

		Principal Amount ($) (a)	Value ($)
Bonds 94.8%
Argentina 2.4%
Banco Hipotecario SA, 144A, Argentina Deposit Rates Badlar Private Banks ARS 30 to 35 Days + 4.000%, 39.188% *, 11/7/2022	ARS	9,025,000	279,667
Provincia de Rio Negro, 144A, 7.75%, 12/7/2025		1,200,000	939,012
Republic of Argentina, REG S, 3.875%, 1/15/2022	EUR	250,000	280,165
(Cost $1,986,834)			1,498,844
Armenia 1.2%
Republic of Armenia, 144A, 6.0%, 9/30/2020 (Cost $729,750)		700,000	719,628
Australia 7.8%
Government of Australia:
REG S, 2.25%, 5/21/2028	AUD	3,500,000	2,509,147
REG S, 2.75%, 4/21/2024	AUD	3,150,000	2,384,612
(Cost $4,880,354)			4,893,759
Cayman Islands 4.0%
Apidos CLO XXIX, "A2", Series 2018-29A, 144A, 3-month USD-LIBOR + 1.550%, 3.942% *, 7/25/2030		500,000	499,957
Ares XXXIR CLO Ltd., "B", Series 2014-31RA,144A, 3-month USD-LIBOR + 1.600%, 3.93% *, 5/24/2030		500,000	499,990
Dryden 55 CLO Ltd., "B", Series 2018-55A, 144A, 3-month USD-LIBOR + 1.550%, 3.591% *, 4/15/2031		500,000	499,976
Latam Finance Ltd., 144A, 6.875%, 4/11/2024		250,000	248,125
Neuberger Berman Loan Advisers CLO Ltd., "B", Series 2018-27A, 144A, 3-month USD-LIBOR + 1.40%, 3.739% *, 1/15/2030		750,000	742,721
(Cost $2,500,000)			2,490,769
Chile 1.5%
Banco del Estado de Chile, 144A, 2.668%, 1/8/2021		530,000	518,738
Empresa Nacional del Petroleo, 144A, 4.5%, 9/14/2047		460,000	421,452
(Cost $976,798)			940,190
France 1.0%
BNP Paribas SA, 144A, 4.625%, 3/13/2027		300,000	298,084
Electricite de France SA, 144A, 4.75%, 10/13/2035		90,000	91,725
Societe Generale SA, 144A, 2.625%, 9/16/2020		210,000	206,229
(Cost $610,486)			596,038
Greece 2.0%
Republic of Hellenic:
144A, REG S, 3.375%, 2/15/2025	EUR	702,000	815,249
144A, REG S, 4.375%, 8/1/2022	EUR	345,000	425,251
(Cost $1,287,095)			1,240,500
Hungary 1.0%
Republic of Hungary, 6.375%, 3/29/2021 (Cost $682,800)		600,000	643,500
Indonesia 4.0%
Government of Indonesia, Series FR56, 8.375%, 9/15/2026	IDR	15,080,000,000	1,076,948
Perusahaan Penerbit SBSN Indonesia III, 144A, 3.4%, 3/29/2022		785,000	771,263
Republic of Indonesia, Series FR74, 7.5%, 8/15/2032	IDR	9,500,000,000	621,770
(Cost $2,733,387)			2,469,981
Ireland 0.5%
AerCap Ireland Capital DAC, 4.125%, 7/3/2023 (Cost $299,247)		300,000	298,048
Kazakhstan 6.0%
KazAgro National Management Holding JSC:
REG S, 3.255%, 5/22/2019	EUR	1,500,000	1,787,001
144A, 4.625%, 5/24/2023		700,000	682,500
KazMunayGas National Co. JSC:
144A, 4.75%, 4/24/2025		625,000	638,991
144A, 6.375%, 10/24/2048		630,000	658,602
(Cost $3,625,245)			3,767,094
Kenya 0.9%
Republic of Kenya:
144A, 7.25%, 2/28/2028		200,000	202,250
144A, 8.25%, 2/28/2048		340,000	343,397
(Cost $540,000)			545,647
Korea 0.4%
Korea East-West Power Co., Ltd., 144A, 3.875%, 7/19/2023 (Cost $259,711)		261,000	260,526
Netherlands 1.9%
LYB International Finance II BV, 3.5%, 3/2/2027		115,000	108,976
Teva Pharmaceutical Finance Netherlands II BV, 4.5%, 3/1/2025	EUR	890,000	1,102,957
(Cost $1,218,570)			1,211,933
Nigeria 2.1%
Africa Finance Corp., 144A, 3.875%, 4/13/2024		890,000	850,751
Republic of Nigeria, 144A, 7.143%, 2/23/2030		470,000	468,059
(Cost $1,353,263)			1,318,810
Portugal 0.7%
Republic of Portugal, 144A, 5.125%, 10/15/2024 (Cost $404,000)		400,000	417,066
Singapore 1.6%
United Overseas Bank Ltd., 144A, 3-month USD-LIBOR + 0.480%, 2.827% *, 4/23/2021 (Cost $1,000,000)		1,000,000	1,001,642
South Africa 0.5%
Republic of South Africa, 6.3%, 6/22/2048 (Cost $314,971)		315,000	313,664
Sri Lanka 1.1%
National Savings Bank, 144A, 5.15%, 9/10/2019		500,000	497,500
Republic of Sri Lanka, 144A, 5.125%, 4/11/2019		200,000	200,742
(Cost $701,500)			698,242
Sweden 1.0%
Svenska Handelsbanken AB, 3-month USD-LIBOR + 0.470%, 2.8% *, 5/24/2021 (Cost $650,000)		650,000	651,944
United Arab Emirates 1.2%
Oztel Holdings SPC Ltd., 144A, 5.625%, 10/24/2023 (Cost $754,141)		763,000	766,624
United Kingdom 0.8%
HSBC Holdings PLC, 4.375%, 11/23/2026		200,000	198,312
Vodafone Group PLC, 3-month USD-LIBOR + 0.990%, 3.329% *, 1/16/2024		280,000	281,483
(Cost $479,984)			479,795
United States 51.2%
Ares Capital Corp., 3.625%, 1/19/2022		60,000	58,505
AT&T, Inc., 3.4%, 5/15/2025		140,000	132,973
Atrium Hotel Portfolio Trust, "B", Series 2018-ATRM,144A, 1-month USD-LIBOR + 1.430%, 3.502% *, 6/15/2035		500,000	500,465
Broadcom Corp.:
3.0%, 1/15/2022		105,000	101,879
3.625%, 1/15/2024		120,000	116,098
Charles Schwab Corp., 3-month USD-LIBOR + 0.320%, 2.649% *, 5/21/2021		500,000	501,775
Citigroup Commercial Mortgage Trust, "B", Series 2018-TBR, 144A, 1-month USD-LIBOR + 1.150%, 3.222% *, 12/15/2036		700,000	702,112
Dell International LLC:
144A, 4.42%, 6/15/2021		390,000	395,856
144A, 8.1%, 7/15/2036		40,000	47,405
DXC Technology Co., 4.75%, 4/15/2027		285,000	286,663
Energy Transfer Partners LP, 4.2%, 9/15/2023		130,000	130,182
Fannie Mae Connecticut Avenue Securities:
"1M1", Series 2016-C02, 1-month USD-LIBOR + 2.150%, 4.214% * , 9/25/2028		129,431	130,134
"1M2", Series 2018-C03, 1-month USD-LIBOR + 2.150%, 4.214% * , 10/25/2030		500,000	500,763
"1M2", Series 2018-C05, 1-month USD-LIBOR + 2.350%, 4.432% * , 1/25/2031 (b)		500,000	502,908
Federal Home Loan Mortgage Corp.:
5.5%, 5/1/2041		561,988	605,242
"PI", Series 3940, Interest Only, 4.0%, 2/15/2041		262,737	43,177
Federal National Mortgage Association, "4", Series 406, Interest Only, 4.0%, 9/25/2040		197,674	42,016
Freddie Mac Structured Agency Credit Risk Debt Notes:
"M2", Series 2018-DNA2,144A, 1-month USD-LIBOR + 2.150%, 4.214% * , 12/25/2030		250,000	250,675
"M2", Series 2017-DNA3, 1-month USD-LIBOR + 2.500%, 4.564% * , 3/25/2030		500,000	519,498
FS Investment Corp., 4.75%, 5/15/2022		80,000	79,537
General Dynamics Corp., 3-month USD-LIBOR + 0.290%, 2.646% *, 5/11/2020		500,000	501,640
General Motors Co., 6.6%, 4/1/2036		30,000	32,492
Government National Mortgage Association:
"PI", Series 2015-40, Interest Only, 4.0%, 4/20/2044		192,328	29,692
"AI", Series 2011-94, Interest Only, 4.5%, 1/20/2039		105,290	680
"PI", Series 2014-108, Interest Only, 4.5%, 12/20/2039		190,358	35,665
"EI", Series 2011-162, Interest Only, 4.5%, 5/20/2040		209,892	8,991
"IN", Series 2009-69, Interest Only, 5.5%, 8/20/2039		182,038	34,634
"IV", Series 2009-69, Interest Only, 5.5%, 8/20/2039		229,651	45,938
"IJ", Series 2009-75, Interest Only, 6.0%, 8/16/2039		139,422	23,023
7.0% with various maturities from 1/15/2029 until 2/15/2029		32,199	32,890
Host Hotels & Resorts LP, (REIT), 3.875%, 4/1/2024		95,000	92,828
InTown Hotel Portfolio Trust, "C", Series 2018-STAY, 144A, 1-month USD-LIBOR + 1.250%, 3.322% *, 1/15/2033		230,000	229,998
JPMBB Commercial Mortgage Securities Trust, "A3", Series 2015-C31, 3.801%, 8/15/2048		220,000	221,622
Kinder Morgan Energy Partners LP, 4.7%, 11/1/2042		60,000	56,076
Merrill Lynch Mortgage Investors Trust, "A2", Series 2004-A, 6-month USD-LIBOR + 0.500%, 2.947% *, 4/25/2029		396,701	393,489
Nordstrom, Inc.:
4.0%, 3/15/2027 (c)		60,000	57,326
5.0%, 1/15/2044		95,000	87,266
Santander Holdings U.S.A., Inc., 3.7%, 3/28/2022		205,000	203,444
Select Income REIT, (REIT), 4.15%, 2/1/2022		60,000	59,556
Sunoco Logistics Partners Operations LP, 5.3%, 4/1/2044		40,000	37,694
U.S. Treasury Bill, 1.18% **, 8/16/2018 (d)		1,243,000	1,242,035
U.S. Treasury Bonds:
3.0%, 5/15/2047		130,000	127,862
3.125%, 5/15/2048		2,900,000	2,923,562
U.S. Treasury Notes:
0.75%, 7/15/2019		4,000,000	3,936,562
1.375%, 9/30/2019		6,270,000	6,187,951
1.625%, 7/31/2019		8,580,000	8,508,612
1.75%, 5/31/2022		50,000	48,080
2.0%, 5/31/2024		54,000	51,427
2.375%, 5/15/2027		105,000	100,308
Wells Fargo Commercial Mortgage Trust, "A4", Series 2015-SG1, 3.789%, 9/15/2048		750,000	754,023
Wells Fargo Mortgage Backed Securities Trust, "2A3", Series 2005-AR2, 3.929% *, 3/25/2035		179,963	178,048
(Cost $32,134,328)			31,891,277
Total Bonds (Cost $60,122,464)			59,115,521
		Shares	Value ($)
Exchange-Traded Fund 2.5%
Invesco Senior Loan ETF (Cost $1,564,416)		67,900	1,563,058
Securities Lending Collateral 0.1%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 1.81% (e) (f) (Cost $57,420)		57,420	57,420
Cash Equivalents 2.6%
DWS Central Cash Management Government Fund, 1.86% (e) (Cost $1,579,181)		1,579,181	1,579,181
		% of Net Assets	Value ($)
Total Investment Portfolio (Cost $63,323,481)		100.0	62,315,180
Other Assets and Liabilities, Net		0.0	30,825
Net Assets		100.0	62,346,005

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund's transactions with affiliated investments during the period ended July 31, 2018 are as follows:

Value ($) at 10/31/2017	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreci- ation (Deprecia- tion) ($)	Income ($)	Capital Gain Distribu- tions ($)	Number of Shares at 7/31/2018	Value ($) at 7/31/2018
Securities Lending Collateral 0.1%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 1.81% (e) (f)
2,018,745	—	1,961,325	—	—	6,266	—	57,420	57,420
Cash Equivalents 2.6%
DWS Central Cash Management Government Fund, 1.86% (e)
7,991,042	70,794,596	77,206,457	—	—	45,942	—	1,579,181	1,579,181
10,009,787	70,794,596	79,167,782	—	—	52,208	—	1,636,601	1,636,601

*	Variable or floating rate security. These securities are shown at their current rate as of July 31, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description above. Certain variable rate securities are not based on a published reference rate and spread but adjust periodically based on current market conditions, prepayment of underlying positions and/or other variables.
**	Annualized yield at time of purchase; not a coupon rate.
(a)	Principal amount stated in U.S. dollars unless otherwise noted.
(b)	When-issued security.
(c)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at July 31, 2018 amounted to $55,415, which is 0.1% of net assets.
(d)	At July 31, 2018, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(e)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(f)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested for the period ended July 31, 2018.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
CLO: Collateralized Loan Obligation
Interest Only: Interest Only (IO) bonds represent the "interest only" portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.
JSC: Joint Stock Company
LIBOR: London Interbank Offered Rate
REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
REIT: Real Estate Investment Trust
SBSN: Surat Berharga Syariah Negara (Islamic Based Government Securities)
Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets. Effective maturities of these investments may be shorter than stated maturities due to prepayments. Some separate investments in the Government National Mortgage Association issues which have similar coupon rates have been aggregated for presentation purposes in this investment portfolio.
At July 31, 2018, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Appreciation (Depreciation) ($)

10 Year Australian Treasury Bond	AUD	9/17/2018	28	2,691,114	2,687,879	(3,235)
10 Year Mini Japanese Government Bond	JPY	9/11/2018	96	12,941,241	12,925,636	(15,605)
U.S. Treasury Long Bond	USD	9/19/2018	8	1,143,516	1,143,750	234
Total net unrealized depreciation	(18,606)
As of July 31, 2018, the Fund had the following open forward foreign currency contracts:
Contracts to Deliver	In Exchange For	Settlement Date	Unrealized Appreciation ($)	Counterparty
EUR	225,000	USD	264,000	8/21/2018	463	Brown Brothers Harriman & Co
JPY	340,000,000	USD	3,100,916	8/21/2018	55,708	Barclays Bank PLC
Total unrealized appreciation	56,171
Contracts to Deliver	In Exchange For	Settlement Date	Unrealized Depreciation ($)	Counterparty
USD	2,624,914	EUR	2,239,000	8/21/2018	(2,436)	Brown Brothers Harriman & Co
EUR	1,335,000	USD	1,563,591	8/21/2018	(58)	Brown Brothers Harriman & Co
EUR	4,500,000	USD	5,253,762	8/21/2018	(16,962)	BNP Paribas
USD	3,107,308	JPY	340,000,000	8/21/2018	(62,099)	Barclays Bank PLC
AUD	2,415,000	USD	1,780,174	8/21/2018	(14,279)	Toronto-Dominion Bank
AUD	4,190,000	USD	3,089,957	8/21/2018	(23,399)	Canadian Imperial Bank of Commerce
Total unrealized depreciation	(119,233)

Currency Abbreviations
ARS	Argentine Peso
AUD	Australian Dollar
EUR	Euro
IDR	Indonesian Rupiah
JPY	Japanese Yen
USD	United States Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of July 31, 2018 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total

Fixed Income Investments Bonds (g)	$—	$59,115,521	$—	$59,115,521
Exchange-Traded Fund	1,563,058	—	—	1,563,058
Short-Term Investments (g)	1,636,601	—	—	1,636,601
Derivatives (h)
Futures Contracts	234	—	—	234
Forward Foreign Currency Contracts	—	56,171	—	56,171
Total	$3,199,893	$59,171,692	$—	$62,371,585
Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (h)
Futures Contracts	$(18,840)	$—	$—	$(18,840)
Forward Foreign Currency Contracts	—	(119,233)	—	(119,233)
Total	$(18,840)	$(119,233)	$—	$(138,073)

There have been no transfers between fair value measurement levels during the period ended July 31, 2018.

(g)	See Investment Portfolio for additional detailed categorizations.
(h)	Derivatives include unrealized appreciation (depreciation) on open futures contracts and forward foreign currency contracts.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of July 31, 2018 categorized by the primary underlying risk exposure.

Primary Underlying Risk Exposure	Futures	Forward Currency Contracts
Interest Rate Contracts	$ (18,606)	$ —
Foreign Exchange Contracts	$ —	$ (63,062)

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS High Conviction Global Bond Fund, a series of Deutsche DWS Global/International Fund, Inc.

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	September 24, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	September 24, 2018

By:	/s/Diane Kenneally Diane Kenneally Chief Financial Officer and Treasurer

Date:	September 24, 2018